UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

MAY 1, 2024

PACIFIC ADVISORY VARIABLE ANNUITY

Issued by Pacific Life Insurance Company through Separate Account A of Pacific Life Insurance Company

This updating summary prospectus summarizes certain key features of Pacific Advisory Variable Annuity, an individual flexible premium deferred variable annuity contract (the “Contract”). This prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including the Contract’s features, benefits, and risks. You can find the current prospectus and other information about the Contract online at PacificLife.com/Prospectuses. You can also obtain this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.

To view our latest Privacy Notice, please visit https://paclife.co/privacy-promise or contact (877) 722-7848 for additional information.

SPECIAL TERMS

Business Day – Any day on which the value of an amount invested in a Variable Investment Option is required to be determined, which currently includes each day that the New York Stock Exchange is open for trading, an applicable underlying Fund is open for trading, and our administrative offices are open.

Contract Value – As of the end of any Business Day, the sum of your Variable Account Value, the value of any other Investment Option added to the Contract by Rider or Endorsement.

Fund – An underlying fund that you may invest in through the Separate Account provided by a registered open-end management investment company; may also be referred to as a Variable Investment Option.

Investment (“Purchase Payment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Investment Option – A Variable Investment Option or any other Investment Option added to the Contract by Rider or Endorsement.

Non-Natural Owner – A corporation, trust or other entity that is not a (natural) person.

Purchase Payment (“Investment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Separate Account A (the “Separate Account”) – A separate account of ours registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

Variable Account Value – The aggregate amount of your Contract Value allocated to all Subaccounts.

Variable Investment Option – A Fund under this Contract that is part of the Separate Account.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.

Underlying Funds

• The Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio was added as an available Investment Option.

• The following American Century Funds Reorganized:

• The American Century VP Mid Cap Value Portfolio became the LVIP American Century Mid Cap Value Portfolio

• The American Century VP Inflation Protection Portfolio became the LVIP American Century Inflation Protection Portfolio

• Fee and performance information have been updated and are reflected in the Appendix: Funds Available Under the Contract and the Fees and Expenses table in this updating summary prospectus.

Living Benefit Riders

• For guaranteed minimum withdrawal benefit riders utilizing a rate sheet, a new Prospectus Rate Sheet Supplement with updated rider percentages for new Contract purchases was issued for the May 1, 2024 Statutory Prospectus and Initial Summary Prospectus. For rider percentages in effect for Contracts purchased before May 1, 2024, see the APPENDIX: HISTORICAL RIDER PERCENTAGES.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	There is no withdrawal charge.			Overview of the Contract
Transaction Charges

Currently, we do not charge a transfer fee (transfers between Investment Options) but we reserve the right to charge a transfer fee in the future and may charge $25 for each transfer above 25 transfers in a calendar year. There are no other transaction charges under this Contract (for example, sales loads, or wire transfer fees). Advisory fees and other charges may be deducted from Contract Value to pay your financial intermediary.

Fee Tables Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

Fee Tables

Charges, Fees and Deductions

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

Appendix: Funds Available Under the Contract

Charges, Fees and Deductions – Living Benefit Rider Charges

Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.45%[1]	0.45%[1]
	2. Investment Options (Fund fees and expenses)	0.03%[2]	2.32%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	1.35%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $457.97	Highest Annual Cost: $3,589.57

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of base Contract and Fund fees and expenses

• No optional benefits

• No sales charges or advisory fees

• No additional purchase payments, transfers, or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

• No sales charges or advisory fees

• No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

2 As a percentage of Fund net assets.

3 As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal and previous earnings.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Funds Available Under the Contract
Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply, such as transfer restrictions imposed by the Funds.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions Appendix: Funds Available Under the Contract

RESTRICTIONS	LOCATION IN PROSPECTUS
Optional Benefits

Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. You will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise loans from us are not permitted. You may have only one loan outstanding at any time. The minimum loan amount is $1,000, subject to certain state limitations. The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan. The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. Therefore, the net amount of interest you will pay on your loan will be 2% annually. Taking a loan may have tax consequences. Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Death Benefits Death Benefit Riders Living Benefit Riders Withdrawals Additional Information – Loans and Qualified Contacts – General Rules Appendix: Funds Available Under the Contract

TAXES	LOCATION IN PROSPECTUS
Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½. Tax consequences for loans and withdrawals generally differ.

Federal Tax Issues Principal Risks of Investing in the Contract – Tax Consequences

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Some financial professionals may receive compensation for selling this Contract to you in the form of advisory fees, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment.

Distribution Arrangements
Exchanges

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at PacificLife.com/Prospectuses. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as the Investment Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 1 ; Capital Research and Management Company℠	0.30%	14.55%	9.47%	7.51%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 1 ; Capital Research and Management Company℠	0.28%[1]	9.28%	7.72%	-
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 1 ; Capital Research and Management Company℠	0.48%	6.39%	-0.07%	0.62%
Provide long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 1 ; Capital Research and Management Company℠	0.41%[1]	21.22%	10.60%	7.90%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 1 ; Capital Research and Management Company℠	0.41%[1]	22.91%	13.93%	9.85%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Provide growth of capital.	American Funds IS Growth Fund Class 1 ; Capital Research and Management Company℠	0.34%	38.81%	18.97%	14.64%
Achieve long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 1 ; Capital Research and Management Company℠	0.28%	26.47%	13.65%	11.19%
Provide long-term growth of capital.	American Funds IS International Fund Class 1 ; Capital Research and Management Company℠	0.53%	16.12%	5.10%	3.67%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 1 ; Capital Research and Management Company℠	0.56%	16.08%	6.38%	3.57%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P1 ; Capital Research and Management Company℠	0.65%[1]	10.51%	6.17%	5.01%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 1 ; Capital Research and Management Company℠	0.57%[1]	16.22%	8.90%	4.95%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 1 ; Capital Research and Management Company℠	0.23%[1]	5.21%	2.14%	2.33%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 1 ; Capital Research and Management Company℠	0.26%[1]	3.21%	1.31%	1.78%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 1 ; Capital Research and Management Company℠	0.27%[1]	17.66%	12.90%	10.19%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I ; BlackRock Advisors, LLC	0.31%[1]	15.62%	8.95%	-
Seeks long-term total return and current income.	BlackRock Equity Dividend V.I. Fund Class I ; BlackRock Advisors, LLC	0.67%[1]	12.24%	11.54%	9.00%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class I ; BlackRock Advisors, LLC	0.76%[1]	12.83%	7.65%	4.88%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund Class I ; BlackRock Advisors, LLC	0.56%[1]	13.21%	5.74%	4.46%
Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.	BlackRock S&P 500 Index V.I. Fund Class I ; BlackRock Advisors, LLC	0.13%[1]	26.22%	15.55%	11.80%
Seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of fund expenses.	BlackRock Small Cap Index V.I. Fund Class I ; BlackRock Advisors, LLC	0.22%[1]	16.70%	9.83%	6.91%
Maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund Class I ; BlackRock Advisors, LLC	0.49%[1]	5.83%	1.34%	1.93%
Achieve long-term capital appreciation.	DFA VA Equity Allocation Portfolio Institutional Class ; Dimensional Fund Advisors, LP	0.31%[1]	12.31%	9.71%	7.13%
Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio Institutional Class ; Dimensional Fund Advisors, LP	0.21%	2.99%	0.14%	0.60%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio Institutional Class ; Dimensional Fund Advisors, LP	0.28%[1]	8.89%	6.64%	4.42%
Seeks to achieve long-term capital appreciation.	DFA VA International Small Portfolio Institutional Class ; Dimensional Fund Advisors, LP	0.40%	8.30%	5.56%	3.18%
Seeks to achieve long-term capital appreciation.	DFA VA International Value Portfolio ; Dimensional Fund Advisors, LP	0.27%	10.67%	6.19%	2.48%
Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio Institutional Class ; Dimensional Fund Advisors, LP	0.12%	2.95%	0.74%	0.59%
Achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio Institutional Class ; Dimensional Fund Advisors, LP	0.21%	6.68%	8.04%	5.95%
Achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio Institutional Class ; Dimensional Fund Advisors, LP	0.29%	12.91%	11.75%	6.47%
Seeks capital appreciation.	Fidelity VIP Consumer Discretionary Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.61%	41.99%	13.93%	10.85%
Seeks long-term capital appreciation.	Fidelity VIP Contrafund® Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.56%	33.45%	16.65%	11.61%
Seeks capital appreciation.	Fidelity VIP Energy Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.61%	0.98%	13.63%	2.62%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.	Fidelity VIP Extended Market Index Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.13%	17.44%	11.31%	-
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.59%	45.65%	19.09%	15.73%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.10%	26.19%	15.56%	11.92%
Seeks a high level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.38%	6.20%	1.97%	2.33%
Seeks capital appreciation.	Fidelity VIP Value Strategies Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.60%	20.85%	16.93%	9.38%
Seeks to capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.89%	9.66%	7.79%	5.18%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Initial Class ; Fidelity Management & Research Company LLC	0.27%	4.89%	1.72%	1.11%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 1 ; Franklin Advisers, Inc.	0.46%[1]	8.87%	7.25%	5.28%
Capital Appreciation. Its secondary goal is income.	Franklin Mutual Shares VIP Fund Class 1 ; Franklin Mutual Advisers, LLC	0.68%	13.73%	8.10%	5.70%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 1 ; Franklin Advisers, Inc.	0.65%[1]	12.39%	14.04%	10.51%
Long-term total return.	Franklin Small Cap Value VIP Fund Class 1 ; Franklin Mutual Advisers, LLC	0.66%[1]	13.02%	11.34%	7.31%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund Class 1 ; Franklin Advisers, Inc.	0.83%[1]	27.12%	13.82%	9.24%
High level of current income. A secondary goal is long-term capital appreciation.	Franklin Strategic Income VIP Fund Class 1 ; Franklin Advisers, Inc.	0.84%[1]	8.37%	2.23%	2.02%
Seeks long-term capital appreciation.	Goldman Sachs VIT Large Cap Value Fund Institutional Shares ; Goldman Sachs Asset Management, L.P.	0.71%[1]	13.01%	11.45%	7.61%
Seeks long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund Institutional Shares ; Goldman Sachs Asset Management, L.P.	0.84%[1]	11.42%	13.36%	8.10%
Seeks long-term capital appreciation.	Goldman Sachs VIT Strategic Growth Fund Institutional Shares ; Goldman Sachs Asset Management, L.P.	0.70%[1]	41.94%	17.32%	13.16%
Seeks total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund Institutional Shares ; Goldman Sachs Asset Management, L.P.	0.72%[1]	15.85%	5.07%	3.66%
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund Series I ; Invesco Advisers, Inc.	1.00%[1]	21.06%	8.72%	3.80%
Long-term capital appreciation.	Invesco V.I. American Value Fund Series I ; Invesco Advisers, Inc.	0.89%	15.60%	12.74%	7.26%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series I ; Invesco Advisers, Inc.	0.88%[1]	6.63%	4.90%	4.03%
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund Series I ; Invesco Advisers, Inc.	0.87%	13.15%	12.77%	9.79%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund Series I ; Invesco Advisers, Inc.	0.90%	18.15%	8.42%	4.33%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® Series I ; Invesco Advisers, Inc.	0.88%	18.13%	13.07%	8.93%
Long-term growth of capital.	Invesco V.I. Technology Fund Series I ; Invesco Advisers, Inc.	0.98%	46.94%	14.92%	12.24%
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I ; Invesco Advisers, Inc.	0.71%[1]	23.38%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I ; Invesco Advisers, Inc.	0.71%[1]	34.30%	-	-

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - December Series I ; Invesco Advisers, Inc.	0.71%[1]	19.25%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - June Series I ; Invesco Advisers, Inc.	0.71%[1]	19.20%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - March Series I ; Invesco Advisers, Inc.	0.71%[1]	20.54%	-	-
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - September Series I ; Invesco Advisers, Inc.	0.71%[1]	20.20%	-	-

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Institutional Shares ; Janus Henderson Investors US LLC	0.62%	15.41%	9.64%	7.99%
Long-term growth of capital.	Janus Henderson Enterprise Portfolio Institutional Shares ; Janus Henderson Investors US LLC	0.72%	18.07%	13.42%	12.10%
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Standard Class II2 (formerly called American Century VP Inflation Protection Class I); Lincoln Financial Investments Corporation ("LFI")	0.52%[1]	4.08%	3.38%	2.64%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Standard Class II2 (formerly called American Century VP Mid Cap Value Class I); Lincoln Financial Investments Corporation ("LFI")	0.86%[1]	7.04%	11.98%	9.71%
Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund Standard Class ; Lincoln Investment Advisors Corporation.	0.49%	5.91%	1.28%	1.81%
Seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	LVIP JPMorgan Mid Cap Value Fund Standard Class ; Lincoln Investment Advisors Corporation.	0.74%	10.91%	10.98%	8.05%
Seeks capital appreciation.	MFS International Growth Portfolio – Initial Class ; Massachusetts Financial Services Company	0.88%[1]	14.72%	9.47%	6.36%
Seeks capital appreciation.	MFS® New Discovery Series – Initial Class ; Massachusetts Financial Services Company	0.87%[1]	14.41%	11.08%	7.67%
Seeks total return.	MFS® Utilities Series – Initial Class ; Massachusetts Financial Services Company	0.79%[1]	-2.11%	8.31%	6.39%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Value Series – Initial Class ; Massachusetts Financial Services Company	0.69%[1]	7.93%	11.34%	8.52%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class P ; Pacific Life Fund Advisors LLC	0.58%[1]	17.90%	N/A	N/A
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class P ; Pacific Life Fund Advisors LLC	0.60%[1]	16.01%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P ; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.71%	13.76%	5.98%	4.39%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P ; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.70%	15.92%	N/A	N/A
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class P ; Pacific Life Fund Advisors LLC	0.39%[1]	N/A	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P ; Pacific Life Fund Advisors LLC	0.39%[1]	11.91%	N/A	N/A
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P ; Pacific Life Fund Advisors LLC	0.39%[1]	17.22%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P ; Pacific Life Fund Advisors LLC	0.39%[1]	15.27%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P ; Pacific Life Fund Advisors LLC	0.42%[1]	14.12%	N/A	N/A
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Emerging Markets Bond Portfolio Institutional Class ; Pacific Investment Management Company, LLC	1.12%	11.28%	2.40%	2.93%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio Institutional Class ; Pacific Investment Management Company, LLC	1.86%	4.14%	-1.15%	2.22%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio Institutional Class ; Pacific Investment Management Company, LLC	0.54%	5.13%	1.14%	1.07%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio Institutional Class ; Pacific Investment Management Company, LLC	0.60%	6.09%	1.23%	1.86%
Track the total return of the S&P 500 Index.	Schwab S&P 500 Index Portfolio ; Charles Schwab Investment Management, Inc.	0.03%	26.22%	15.64%	11.92%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio ; T. Rowe Price Associates, Inc.	0.75%[1]	49.29%	13.50%	12.31%
Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio ; T. Rowe Price Associates, Inc.	0.74%	9.54%	11.20%	7.84%
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio ; T. Rowe Price Associates, Inc.	0.86%	2.96%	11.24%	11.30%
Long-term capital growth.	Templeton Foreign VIP Fund Class 1 ; Templeton Investment Counsel, LLC	0.82%[1]	21.09%	5.54%	1.54%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Templeton Global Bond VIP Fund Class 1 ; Franklin Advisers, Inc.	0.50%[1]	3.19%	-1.89%	-0.41%
Seeks capital appreciation.	TOPS Aggressive Growth ETF Portfolio Class 1 ; ValMark Advisers, Inc.	0.29%	17.77%	10.83%	7.69%
Seeks income and capital appreciation.	TOPS Balanced ETF Portfolio Class 1 ; ValMark Advisers, Inc.	0.30%	11.75%	6.67%	4.87%
Seeks to preserve capital and provide moderate income and moderate capital appreciation.	TOPS Conservative ETF Portfolio Class 1 ; ValMark Advisers, Inc.	0.31%	9.48%	5.11%	3.64%
Seeks capital appreciation.	TOPS Growth ETF Portfolio Class 1 ; ValMark Advisers, Inc.	0.29%	16.41%	9.75%	6.81%
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS Managed Risk Balanced ETF Portfolio Class 1 ; ValMark Advisers, Inc.	0.52%	9.49%	5.08%	3.50%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS Managed Risk Growth ETF Portfolio Class 1 ; ValMark Advisers, Inc.	0.50%	11.45%	6.13%	3.59%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS Managed Risk Moderate Growth ETF Portfolio Class 1 ; ValMark Advisers, Inc.	0.50%	10.62%	5.77%	3.79%
Seeks capital appreciation.	TOPS Moderate Growth ETF Portfolio Class 1 ; ValMark Advisers, Inc.	0.29%	13.81%	8.23%	5.86%
Seeks to provide long-term capital appreciation and reasonable current income.	Vanguard VIF Balanced Portfolio ; Wellington Management Company LLP	0.21%	14.33%	9.59%	7.89%
Seeks to provide long-term capital appreciation.	Vanguard VIF Capital Growth Portfolio ; PRIMECAP Management Company	0.34%	27.98%	14.33%	12.85%
Seeks to provide current income and low to moderate capital appreciation.	Vanguard VIF Conservative Allocation Portfolio ; The Vanguard Group, Inc.	0.13%	12.51%	5.60%	4.84%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide long-term capital appreciation and income.	Vanguard VIF Diversified Value Portfolio ; Barrow, Hanley, Mewhinney & Strauss, LLC	0.29%	20.13%	14.28%	9.27%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard VIF Equity Income Portfolio ; Wellington Management Company LLP	0.29%	8.10%	11.57%	9.53%
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard VIF Equity Index Portfolio ; The Vanguard Group, Inc.	0.14%	26.11%	15.52%	11.88%
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard VIF Global Bond Index Portfolio ; The Vanguard Group, Inc.	0.13%	6.52%	0.99%	-
Seeks to provide long-term capital appreciation.	Vanguard VIF Growth Portfolio ; Wellington Management Company LLP	0.33%	40.13%	16.08%	12.88%
Seeks to provide a high level of current income.	Vanguard VIF High Yield Bond Portfolio ; Wellington Management Company LLP	0.24%	11.66%	5.13%	4.34%
Seeks to provide long-term capital appreciation.	Vanguard VIF International Portfolio ; Ballie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard VIF Mid-Cap Index Portfolio ; The Vanguard Group, Inc.	0.17%	15.83%	12.56%	9.27%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard VIF Moderate Allocation Portfolio ; The Vanguard Group, Inc.	0.13%	15.55%	7.78%	6.19%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard VIF Real Estate Index Portfolio ; The Vanguard Group, Inc.	0.26%	11.70%	7.18%	7.29%
Seeks to provide current income while maintaining limited price volatility.	Vanguard VIF Short-Term Investment Grade Portfolio ; The Vanguard Group, Inc.	0.14%	6.16%	2.13%	1.93%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard VIF Total Bond Market Index Portfolio ; The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard VIF Total International Stock Market Index Portfolio ; The Vanguard Group, Inc.	0.11%	15.54%	7.31%	-
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard VIF Total Stock Market Index Portfolio ; The Vanguard Group, Inc.	0.13%	25.95%	14.93%	11.29%
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio Class I ; Legg Mason Partners Fund Advisor, LLC	0.52%	6.82%	1.22%	1.48%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

2As of April 26, 2024, the denoted Funds were merged from American Century Variable Portfolios, Inc. (“ACVP”) and American Century Variable Portfolios II, Inc. (“ACVP II”) into a substantially similar series and class of Lincoln Variable Insurance Products Trust (“LVIPT”). The historical performance values shown in the Fund Appendix have been carried over from the corresponding ACVP and ACVP II Funds which were merged into the denoted LVIPT Funds.

LIVING BENEFIT INVESTMENT ALLOCATION REQUIREMENTS

Investment Allocation Requirements

At initial purchase and during the entire time that you own an optional living benefit Rider, you must allocate your entire Contract Value the Investment Options we make available for these Riders. You may allocate your Contract Value 100% among the allowable Investment Options.

Currently, the allowable Investment Options are as follows:

Allowable Investment Options
American Funds IS Asset Allocation Fund	PSF Avantis Balanced Allocation Portfolio
BlackRock 60/40 Target Allocation ETF V.I. Fund	PSF ESG Diversified Portfolio
BlackRock Global Allocation V.I. Fund	PSF Hedged Equity Portfolio
Invesco V.I. Balanced-Risk Allocation Fund	TOPS Balanced ETF Portfolio
Janus Henderson Balanced Portfolio	TOPS Conservative ETF Portfolio
Pacific Dynamix – Conservative Growth Portfolio	Vanguard VIF Balanced Portfolio
Pacific Dynamix – Moderate Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio

You may transfer your entire Contract Value between allowable Investment Options, subject to certain transfer limitations and availability. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions. Keep in mind that you must allocate your entire Contract Value among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your rider may terminate.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract.

We reserve the right to add or remove allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund liquidation, and fund substitution, to help protect our ability to provide the guarantees under these riders (for example, changes in an underlying fund’s investment objective and principal investment strategies, or changes in general market conditions). If you already invested in an allowable Investment Option, a change to an existing allowable Investment Option will not require you to reallocate or transfer the total amount of Contract Value allocated to an affected Investment Option, except when an underlying fund is liquidated by a determination of its Board of Directors or by a fund substitution. If a change is required as a result of a fund liquidation or fund substitution that will result in a reallocation or transfer of an existing Investment Option, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

We will send you written notice in the event any transaction made by you will involuntarily cause the rider to terminate for failure to invest according to the investment allocation requirements. However, you will have 10 Business Days starting from the date of our written notice (“10 day period”), to instruct us to take appropriate corrective action to continue participation in an allowable asset allocation program or allowable Investment Options to continue the rider. If you take appropriate corrective action and continue the rider, the rider benefits and features available immediately before the terminating event will remain in effect.

Our right to add or remove allowable Investment Options, may limit the number of Investment Options that are available to you under your Contract in the future. We have the right to significantly reduce the number of allowable Investment Options even to a single conservative Investment Option. Please discuss with your financial professional if this Contract is appropriate for you given our right to make changes to the allowable Investment Options.

Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions.

The allowable Investment Options seek to minimize risk and may reduce overall volatility in investment performance, which may reduce investment returns, and may reduce the likelihood that we will be required to provide benefits under the optional benefit Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Contract.

This summary prospectus incorporates by reference the prospectus and Statement of Additional Information for the Contract, both dated May 1, 2024, as supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000222235